LONG-TERM BANK LOAN (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Schedule of Composition of Long-Term Bank Loan
	December 31,
	2016	2017
	In USD thousands

Loan balance	343	250
Less current maturities	(93)	(93)
	250	157

Schedule of Future Repayments of Long-Term Bank Loan	Future repayments of the long-term bank loan (other than current maturities) in the years subsequent to the balance sheet date are as follows (in USD thousands):
2019	93
2020	64
157